Commitment and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
24.
Commitments and Contingencies

Contractual Purchase Commitments

The Group has entered into non-cancellable agreements related to the purchase of network equipment and construction related cost from third party vendors. As of December 31, 2023, contractual purchase commitments with respect to these servers consist of the following:

Contractual Purchase Commitments
(in US$ thousands)
2023	$104,496